Contingencies	6 Months Ended
Jun. 30, 2012
Loss Contingency [Abstract]
Contingencies

23.	Contingencies

On April 12, 2012, the Company entered into arbitration with its deferred financing vendor (Note 12(e)) over liquidated damages and change orders. The outcome of this arbitration is not presently determinable and, accordingly, no provision has been made in these financial statements (Note 22).